Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Starboard Investment Trust
Central Index Key	dei_EntityCentralIndexKey	0001464413
Arin Large Cap Theta Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Arin Large Cap Theta Fund
Supplement To Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
ARIN LARGE CAP THETA FUND

Supplement to the Prospectus and Summary Prospectus

July 29, 2019
This supplement to the Prospectus and Summary Prospectus each dated July 1, 2019, for the Arin Large Cap Theta Fund (the “Fund”), a series of the Starboard Investment Trust (the “Trust”), updates the information described below. For further information, please contact the Fund toll-free at 1-800-773-3863. You may obtain copies of the Prospectus, Summary Prospectus, and Statement of Additional Information, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803, or calling the Fund toll-free at the number above.
The table entitled “Annual Fund Operating Expenses” is replaced in its entirety with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-773-3863
Supplement Closing To Prospectus [Text Block]	sit_SupplementClosingToProspectusTextBlock	Investors Should Retain This Supplement for Future Reference
Arin Large Cap Theta Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Interest Expense on Margin	sit_InterestExpenseOnMargin	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
Arin Large Cap Theta Fund | Advisor
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Interest Expense on Margin	sit_InterestExpenseOnMargin	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%